Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Personnel expenses
Schedule of personnel expenses

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Short‑term employee benefits—Salaries	€65,516	€32,866	€18,617
Short‑term employee benefits—Social Security	7,848	3,555	2,213
Post‑employment benefits	1,072	748	441
Termination benefits	849	644	96
Share‑based payment	80,644	37,208	18,527
Employer social security contributions stock options	13,443	10,794	4,918
	€169,372	€85,815	€44,812

Schedule of full-time equivalents employees

	Year Ended
	December 31,
Average Number of FTE	2020	2019	2018
Research and development	213.0	121.6	76.1
Selling, general and administrative	119.5	56.3	27.6
	332.5	177.9	103.7